                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 06/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE EQUITY VALUE FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.3%)
Boeing                                                 107,717             $7,079,161
Honeywell Intl                                         213,970             10,758,412
United Technologies                                    219,241             13,527,170
                                                                      ---------------
Total                                                                      31,364,743
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.1%)
United Parcel Service Cl B                             171,991             10,572,287
-------------------------------------------------------------------------------------


AIRLINES (0.3%)
AMR                                                    133,914(b)             685,640
Continental Airlines Cl B                               75,250(b)             760,778
Delta Air Lines                                         59,761(b)             340,638
Northwest Airlines                                     164,493(b)           1,095,522
UAL                                                      9,318                 48,640
US Airways Group                                        98,550(b)             246,375
                                                                      ---------------
Total                                                                       3,177,593
-------------------------------------------------------------------------------------


AUTOMOBILES (1.2%)
Ford Motor                                           1,729,437(b)           8,318,592
General Motors                                         306,912(f)           3,529,488
                                                                      ---------------
Total                                                                      11,848,080
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
Amgen                                                   49,935(b)           2,354,935
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.5%)
Bank of New York Mellon                                139,293              5,269,454
-------------------------------------------------------------------------------------


CHEMICALS (5.8%)
Air Products & Chemicals                               149,926             14,821,684
Dow Chemical                                           486,630             16,988,253
EI du Pont de Nemours & Co                             467,467             20,049,660
Praxair                                                 43,874              4,134,686
                                                                      ---------------
Total                                                                      55,994,283
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
US Bancorp                                              97,699              2,724,825
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.7%)
Waste Management                                       181,540              6,845,873
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems                                          539,677(b)          12,552,887
Nokia ADR                                               77,422(c)           1,896,839
                                                                      ---------------
Total                                                                      14,449,726
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.8%)
Hewlett-Packard                                        409,932             18,123,094
IBM                                                    155,122             18,386,610
                                                                      ---------------
Total                                                                      36,509,704
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                            61,562(b)             937,589
-------------------------------------------------------------------------------------


CONSUMER FINANCE (--%)
Discover Financial Services                             34,373                452,692
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.2%)
Apollo Mgmt LP                                         131,000(b,d,e)       1,899,500
Bank of America                                        336,358              8,028,865
Citigroup                                              358,378              6,006,415
JPMorgan Chase & Co                                    163,273              5,601,897
                                                                      ---------------
Total                                                                      21,536,677
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                   395,638             13,329,044
Deutsche Telekom ADR                                   400,950(c)           6,563,552
FairPoint Communications                                 5,377                 38,768
Verizon Communications                                 283,385             10,031,829
                                                                      ---------------
Total                                                                      29,963,193
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                215,701(b,c)         6,108,652
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Tyco Electronics                                        80,708(c)           2,890,961
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (9.1%)
Baker Hughes                                           142,854             12,476,868
Halliburton                                            345,544             18,338,020
Schlumberger                                           127,898             13,740,082
Transocean                                             140,223(b)          21,368,583
Weatherford Intl                                       417,128(b)          20,685,378
                                                                      ---------------
Total                                                                      86,608,931
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.8%)
CVS Caremark                                           128,368              5,079,522
Wal-Mart Stores                                        379,781             21,343,692
                                                                      ---------------
Total                                                                      26,423,214
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Covidien                                                66,975              3,207,433
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.3%)
Cardinal Health                                         56,899              2,934,850
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                          398,872             13,146,821
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Centex                                                  26,216                350,508
DR Horton                                               46,272                502,051
KB Home                                                 29,561                500,468
Pulte Homes                                             54,333                523,227
Whirlpool                                               49,731              3,069,894
                                                                      ---------------
Total                                                                       4,946,148
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                                       320,985              8,567,089
Tyco Intl                                              175,591(c)           7,030,664
                                                                      ---------------
Total                                                                      15,597,753
-------------------------------------------------------------------------------------


INSURANCE (10.7%)
ACE                                                    293,631(c)          16,176,133
Allstate                                               120,440              5,490,860
American Intl Group                                    261,401              6,916,670
Chubb                                                  148,182              7,262,400
Everest Re Group                                       198,213(c)          15,799,558
Lincoln Natl                                            53,272              2,414,287
Loews                                                  331,188             15,532,717
Marsh & McLennan Companies                             408,609             10,848,569
RenaissanceRe Holdings                                  36,665(c)           1,637,826
Travelers Companies                                    276,916             12,018,154
XL Capital Cl A                                        378,850(c)           7,789,156
                                                                      ---------------
Total                                                                     101,886,330
-------------------------------------------------------------------------------------


MACHINERY (8.6%)
Caterpillar                                            522,893             38,599,961
Deere & Co                                              65,998              4,760,436
Eaton                                                  154,516             13,129,225
Illinois Tool Works                                    315,359             14,982,706
Ingersoll-Rand Cl A                                    140,308(c)           5,251,728
Parker Hannifin                                         82,888              5,911,572
                                                                      ---------------
Total                                                                      82,635,628
-------------------------------------------------------------------------------------


MEDIA (1.0%)
CBS Cl B                                               427,517              8,332,307
News Corp Cl A                                         114,331              1,719,538
                                                                      ---------------
Total                                                                      10,051,845
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


METALS & MINING (1.4%)
Alcoa                                                  273,017             $9,724,866
Nucor                                                   51,881              3,873,954
                                                                      ---------------
Total                                                                      13,598,820
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.5%)
Kohl's                                                 243,776(b)           9,760,791
Macy's                                                 226,852              4,405,466
                                                                      ---------------
Total                                                                      14,166,257
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (15.3%)
Anadarko Petroleum                                     142,649             10,675,851
Apache                                                  70,390              9,784,210
BP ADR                                                 299,244(c)          20,818,405
Chevron                                                360,097             35,696,417
ConocoPhillips                                         353,931             33,407,547
Devon Energy                                            51,643              6,205,423
EnCana                                                  52,754(c)           4,796,921
Petroleo Brasileiro ADR                                249,737(c)          17,688,872
Spectra Energy                                          70,362              2,022,204
Suncor Energy                                           47,373(c)           2,753,319
Valero Energy                                           49,990              2,058,588
                                                                      ---------------
Total                                                                     145,907,757
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.6%)
Intl Paper                                             515,508             12,011,336
Weyerhaeuser                                            73,948              3,781,701
                                                                      ---------------
Total                                                                      15,793,037
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.3%)
Abbott Laboratories                                    182,146              9,648,274
Eli Lilly & Co                                         102,214              4,718,198
Johnson & Johnson                                      134,394              8,646,910
Merck & Co                                             233,298              8,793,002
Pfizer                                                 344,569              6,019,620
Wyeth                                                   63,707              3,055,388
                                                                      ---------------
Total                                                                      40,881,392
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Simon Property Group                                    29,503              2,652,025
-------------------------------------------------------------------------------------


ROAD & RAIL (0.3%)
CSX                                                     42,224              2,652,089
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Intel                                                1,579,800             33,934,104
Micron Technology                                      137,532(b)             825,192
STMicroelectronics                                     458,051(c)           4,731,667
Taiwan Semiconductor Mfg ADR                           877,198(c)           9,570,230
                                                                      ---------------
Total                                                                      49,061,193
-------------------------------------------------------------------------------------


SOFTWARE (2.5%)
Microsoft                                              240,646              6,620,171
Oracle                                                 460,711(b)           9,674,931
Symantec                                               411,030(b)           7,953,431
                                                                      ---------------
Total                                                                      24,248,533
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.9%)
Best Buy                                               250,038              9,901,505
Home Depot                                             346,008              8,103,507
                                                                      ---------------
Total                                                                      18,005,012
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.4%)
Fannie Mae                                             192,959              3,764,630
-------------------------------------------------------------------------------------


TOBACCO (2.9%)
Altria Group                                           140,145              2,881,381
Lorillard                                              261,448(b)          18,081,750
Philip Morris Intl                                     140,145              6,921,762
                                                                      ---------------
Total                                                                      27,884,893
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $854,679,826)                                                     $949,055,858
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl Cv
 Sr Unsecured
 11-15-25                            3.50%           $4,037,000            $3,969,380
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $4,037,000)                                                         $3,969,380
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.2%)(g)
ISSUER                                                 SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              11,476,046(h)        $11,476,046
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,476,046)                                                       $11,476,046
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $870,192,872)(i)                                                  $964,501,284
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2008, the value of foreign securities represented 13.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $1,899,500 or 0.2% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability . These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2008, is as follows:

                                                                  ACQUISITION
SECURITY                                                             DATES            COST
---------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                     08-02-07       $3,100,770


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)  At June 30, 2008, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.4% of net assets. The Fund's cash equivalent position is 0.8% of net assets.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(i) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $870,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $231,192,000
Unrealized depreciation                                                    (136,884,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $94,308,000
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                                                   FAIR VALUE AT JUNE 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $960,531,904       $3,969,380         $--        $964,501,284






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3  RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.8%)
AAR                                                     24,700(b)            $334,191
DRS Technologies                                         4,634                364,788
Orbital Sciences                                        11,280(b)             265,757
Stanley                                                 10,137(b)             339,792
Taser Intl                                              38,700(b)             193,113
Teledyne Technologies                                   18,422(b)             898,809
TransDigm Group                                         18,335(b)             615,873
Triumph Group                                            1,896                 89,302
                                                                      ---------------
Total                                                                       3,101,625
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.8%)
Hub Group Cl A                                          30,563(b)           1,043,115
Pacer Intl                                              13,621                292,988
                                                                      ---------------
Total                                                                       1,336,103
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.9%)
ArvinMeritor                                            13,750                171,600
Exide Technologies                                      24,442(b)             409,648
Fuel Systems Solutions                                  14,688(b)             565,488
Wonder Auto Technology                                  42,045(b,c)           295,576
                                                                      ---------------
Total                                                                       1,442,312
-------------------------------------------------------------------------------------


BEVERAGES (0.3%)
Boston Beer Cl A                                        13,452(b)             547,227
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.7%)
Acorda Therapeutics                                     11,550(b)             379,187
Alexion Pharmaceuticals                                  3,160(b)             229,100
Array BioPharma                                         24,700(b)             116,090
BioMarin Pharmaceutical                                  8,500(b)             246,330
Cepheid                                                  9,520(b)             267,702
Genomic Health                                          11,800(b)             225,970
Isis Pharmaceuticals                                    17,100(b)             233,073
Martek Biosciences                                      16,612(b)             559,991
Regeneron Pharmaceuticals                               11,800(b)             170,392
Rigel Pharmaceuticals                                   20,540(b)             465,436
Sangamo BioSciences                                     24,567(b,d)           244,442
Savient Pharmaceuticals                                  9,160(b)             231,748
Seattle Genetics                                        29,300(b)             247,878
United Therapeutics                                     10,340(b)           1,010,734
                                                                      ---------------
Total                                                                       4,628,073
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.6%)
Ameron Intl                                              3,964                475,601
Apogee Enterprises                                      30,441                491,926
                                                                      ---------------
Total                                                                         967,527
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.2%)
FCStone Group                                           21,928(b)             612,449
Greenhill & Co                                           4,830(d)             260,144
Investment Technology Group                              8,100(b)             271,026
RiskMetrics Group                                       13,180(b)             258,855
Waddell & Reed Financial Cl A                           15,780                552,458
                                                                      ---------------
Total                                                                       1,954,932
-------------------------------------------------------------------------------------


CHEMICALS (1.4%)
CF Inds Holdings                                         2,080                317,824
Hercules                                                21,268                360,067
Koppers Holdings                                        23,300                975,571
Minerals Technologies                                   10,263                652,624
                                                                      ---------------
Total                                                                       2,306,086
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.3%)
Investors Bancorp                                        4,866(b)              63,550
PrivateBancorp                                           5,770                175,293
Westamerica Bancorporation                               4,680                246,121
                                                                      ---------------
Total                                                                         484,964
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (4.4%)
American Reprographics                                   4,010(b)              66,767
Clean Harbors                                            4,650(b)             330,429
Consolidated Graphics                                   12,510(b)             616,368
CoStar Group                                            14,922(b)             663,283
CRA Intl                                                12,700(b)             459,105
Exponent                                                16,016(b)             503,063
FTI Consulting                                           5,520(b)             377,899
Healthcare Services Group                               22,202                337,692
Innerworkings                                           40,700(b)             486,772
Mobile Mini                                             11,380(b)             227,600
Navigant Consulting                                     39,472(b)             772,072
Sykes Enterprises                                       35,304(b)             665,833
TeleTech Holdings                                       33,500(b)             668,660
Tetra Tech                                              10,960(b)             247,915
TrueBlue                                                23,400(b)             309,114
Watson Wyatt Worldwide Cl A                             13,371                707,192
                                                                      ---------------
Total                                                                       7,439,764
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.7%)
ARRIS Group                                             22,320(b)             188,604
Blue Coat Systems                                       19,500(b)             275,145
Ceragon Networks                                        30,400(b,c)           235,296
Comtech Telecommunications                              10,800(b)             529,200
EMS Technologies                                         6,950(b)             151,788
Globecomm Systems                                       41,650(b)             344,029
Neutral Tandem                                           9,536(b)             166,880
NICE Systems ADR                                        30,900(b,c)           913,713
PC-Tel                                                   2,638                 25,298
                                                                      ---------------
Total                                                                       2,829,953
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.5%)
Compellent Technologies                                 13,700(b)             155,358
Presstek                                                54,104(b)             268,356
Stratasys                                               22,000(b)             406,120
                                                                      ---------------
Total                                                                         829,834
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.6%)
AECOM Technology                                        24,888(b)             809,607
EMCOR Group                                             24,500(b)             698,985
Layne Christensen                                       11,157(b)             488,565
Perini                                                  19,627(b)             648,672
                                                                      ---------------
Total                                                                       2,645,829
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.2%)
Headwaters                                              22,360(b)             263,177
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
EZCORP Cl A                                             25,915(b)             330,416
World Acceptance                                        18,235(b)             613,973
                                                                      ---------------
Total                                                                         944,389
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.6%)
Greif Cl A                                              16,316              1,044,713
Silgan Holdings                                            790                 40,085
                                                                      ---------------
Total                                                                       1,084,798
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DISTRIBUTORS (1.0%)
Central European Distribution                            3,330(b)            $246,920
DXP Enterprises                                          9,391(b)             391,041
LKQ                                                     57,170(b)           1,033,062
                                                                      ---------------
Total                                                                       1,671,023
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.2%)
Capella Education                                       14,385(b)             858,066
Corinthian Colleges                                     43,768(b)             508,146
K12                                                     12,994(b)             278,461
Strayer Education                                        2,032                424,830
                                                                      ---------------
Total                                                                       2,069,503
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.9%)
Interactive Brokers Group Cl A                          22,825(b)             733,366
iShares Russell 2000 Growth Index Fund                   2,100                159,936
MSCI Cl A                                               10,050(b)             364,715
Portfolio Recovery Associates                            8,515(b,d)           319,313
                                                                      ---------------
Total                                                                       1,577,330
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Cbeyond                                                 20,200(b)             323,604
Cincinnati Bell                                         27,152(b)             108,065
NTELOS Holdings                                         25,863                656,144
PAETEC Holding                                          31,523(b)             200,171
Premiere Global Services                                30,712(b)             447,781
                                                                      ---------------
Total                                                                       1,735,765
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.2%)
ITC Holdings                                             5,440                278,038
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (4.5%)
American Superconductor                                 25,406(b,d)           910,805
A-Power Energy Generation Systems                       15,483(b)             412,622
AZZ                                                      8,164(b)             325,744
BTU Intl                                                20,669(b)             245,754
Energy Conversion Devices                               13,060(b)             961,737
EnerSys                                                 19,300(b)             660,639
FuelCell Energy                                         47,522(b)             337,406
Fushi Copperweld                                        16,535(b,c)           392,376
GrafTech Intl                                           29,201(b)             783,463
JA Solar Holdings ADR                                   10,250(b,c)           172,713
LaBarge                                                  5,787(b)              75,231
Powell Inds                                             18,002(b)             907,481
Regal-Beloit                                               794                 33,547
Superior Essex                                           7,852(b)             350,435
Woodward Governor                                       28,654              1,021,801
                                                                      ---------------
Total                                                                       7,591,754
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Cogent                                                  44,164(b)             502,145
Cognex                                                  19,138                441,131
DTS                                                      6,910(b)             216,421
FLIR Systems                                            24,743(b)           1,003,823
L-1 Identity Solutions                                  18,729(b)             249,470
LeCroy                                                  38,455(b)             343,019
MTS Systems                                              2,164                 77,644
Plexus                                                  19,142(b)             529,851
ScanSource                                               6,035(b)             161,497
Technitrol                                              26,200                445,138
TTM Technologies                                         9,662(b)             127,635
                                                                      ---------------
Total                                                                       4,097,774
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (6.0%)
Atwood Oceanics                                          2,960(b)             368,046
Complete Production Services                            62,347(b)           2,270,678
Core Laboratories                                        8,980(b,c)         1,278,303
Dawson Geophysical                                      10,196(b)             606,254
Gulf Island Fabrication                                 13,370                654,194
GulfMark Offshore                                       11,703(b)             680,881
ION Geophysical                                         46,400(b)             809,680
Lufkin Inds                                              3,200                266,496
Mitcham Inds                                            25,327(b)             432,585
Natural Gas Services Group                               5,920(b)             180,442
Oil States Intl                                         11,666(b)             740,091
OYO Geospace                                               502(b)              29,588
T-3 Energy Services                                     11,400(b)             905,958
TETRA Technologies                                      36,300(b)             860,673
Willbros Group                                           7,320(b,c)           320,689
                                                                      ---------------
Total                                                                      10,404,558
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.6%)
Andersons                                               16,344                665,364
Longs Drug Stores                                        2,554                107,549
Nash Finch                                               9,306                318,917
                                                                      ---------------
Total                                                                       1,091,830
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
Darling Intl                                            89,230(b)           1,474,080
Diamond Foods                                            1,030                 23,731
Flowers Foods                                           20,797                589,387
Green Mountain Coffee Roasters                           8,536(b)             320,698
Hain Celestial Group                                    12,126(b)             284,718
                                                                      ---------------
Total                                                                       2,692,614
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.6%)
Abaxis                                                  17,000(b)             410,210
Analogic                                                 2,458                155,026
ArthroCare                                               4,500(b)             183,645
BIOLASE Technology                                      83,271(b)             284,787
Conmed                                                   1,590(b)              42,215
Cyberonics                                              21,322(b)             462,687
Haemonetics                                              7,580(b)             420,387
Hansen Medical                                          14,700(b)             245,784
Hologic                                                 16,320(b)             355,776
Integra LifeSciences Holdings                           14,300(b)             636,064
Meridian Bioscience                                     16,597                446,791
Neogen                                                  14,511(b)             332,157
NuVasive                                                17,732(b)             791,911
ResMed                                                   7,700(b)             275,198
Symmetry Medical                                        22,614(b)             366,799
Synovis Life Technologies                                1,252(b)              23,575
Thoratec                                                18,857(b)             327,923
TranS1                                                  22,656(b)             341,426
Vnus Medical Technologies                               16,161(b)             323,382
Volcano                                                 32,325(b)             394,365
West Pharmaceutical Services                             4,160                180,045
Wright Medical Group                                    28,172(b)             800,366
ZOLL Medical                                             1,180(b)              39,731
                                                                      ---------------
Total                                                                       7,840,250
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.5%)
Almost Family                                               96(b)               2,554
Amedisys                                                20,951(b)           1,056,349
athenahealth                                            13,632(b)             419,320
BioScrip                                                60,005(b)             155,413
Centene                                                 30,948(b)             519,617
Chindex Intl                                            16,481(b)             241,776
HealthSouth                                             16,514(b)             274,628
Pediatrix Medical Group                                 22,500(b)           1,107,675
Psychiatric Solutions                                   29,313(b)           1,109,204
RehabCare Group                                         20,557(b)             329,529
ResCare                                                 15,600(b)             277,368
VCA Antech                                              17,400(b)             483,372
                                                                      ---------------
Total                                                                       5,976,805
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.8%)
Icad                                                    81,829(b)             242,214
Omnicell                                                31,600(b)             416,488
Phase Forward                                           28,700(b)             515,739
Transcend Services                                      27,359(b)             244,042
                                                                      ---------------
Total                                                                       1,418,483
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.0%)
Bally Technologies                                      17,342(b)             586,160
California Pizza Kitchen                                 1,756(b)              19,650
CBRL Group                                              18,190                445,837
CEC Entertainment                                       22,405(b)             627,564
CKE Restaurants                                         48,623                606,329
Panera Bread Cl A                                       28,951(b)           1,339,273
Red Robin Gourmet Burgers                               26,680(b)             740,103
Texas Roadhouse Cl A                                    45,500(b)             408,135
WMS Inds                                                12,885(b)             383,586
                                                                      ---------------
Total                                                                       5,156,637
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Lennar Cl A                                             11,400                140,676
Lifetime Brands                                         13,505                110,066
Tupperware Brands                                       31,122              1,064,995
                                                                      ---------------
Total                                                                       1,315,737
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Walter Inds                                              4,240                461,185
-------------------------------------------------------------------------------------


INSURANCE (0.4%)
Argo Group Intl Holdings                                 7,983(b,c)           267,909
Darwin Professional Underwriters                         3,652(b)             112,482
PMA Capital Cl A                                        37,619(b)             346,471
                                                                      ---------------
Total                                                                         726,862
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (1.3%)
1-800-FLOWERS.com Cl A                                  44,717(b)             288,425
NetFlix                                                 25,498(b)             664,733
Overstock.com                                            3,382(b)              87,763
PetMed Express                                          27,687(b)             339,166
priceline.com                                            7,811(b)             901,857
                                                                      ---------------
Total                                                                       2,281,944
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (2.4%)
AsiaInfo Holdings                                       42,465(b,c)           501,936
Bidz.com                                                13,753(b)             119,789


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INTERNET SOFTWARE & SERVICES (CONT.)
NaviSite                                                75,397(b)            $286,509
NIC                                                     56,273                384,345
Omniture                                                17,290(b)             321,075
RealNetworks                                            19,062(b)             125,809
S1                                                      35,688(b)             270,158
SkillSoft ADR                                           59,581(b,c)           538,612
VistaPrint                                              12,200(b,c)           326,472
Vocus                                                   10,410(b)             334,890
Websense                                                55,543(b)             935,344
                                                                      ---------------
Total                                                                       4,144,939
-------------------------------------------------------------------------------------


IT SERVICES (0.7%)
CyberSource                                             22,581(b)             377,779
Forrester Research                                         595(b)              18,374
iGATE                                                   38,812(b)             315,542
NeuStar Cl A                                            10,500(b)             226,380
Syntel                                                   6,389                215,437
                                                                      ---------------
Total                                                                       1,153,512
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
JAKKS Pacific                                           11,423(b)             249,593
Polaris Inds                                             8,649                349,246
                                                                      ---------------
Total                                                                         598,839
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (4.2%)
AMAG Pharmaceuticals                                     6,400(b)             218,240
Bruker                                                  27,256(b)             350,240
eResearchTechnology                                     33,006(b)             575,625
ICON ADR                                                16,370(b,c)         1,236,262
Illumina                                                12,685(b)           1,104,990
Kendle Intl                                             20,515(b)             745,310
Luminex                                                 20,528(b)             421,850
MEDTOX Scientific                                       14,843(b)             206,021
PAREXEL Intl                                            83,003(b)           2,183,809
                                                                      ---------------
Total                                                                       7,042,347
-------------------------------------------------------------------------------------


MACHINERY (5.9%)
Actuant Cl A                                            13,570                425,420
American Railcar Inds                                    8,797                147,614
Astec Inds                                               3,302(b)             106,126
Axsys Technologies                                       8,888(b)             462,532
Badger Meter                                            14,628                739,153
Barnes Group                                            10,586                244,431
Bucyrus Intl                                             9,786                714,574
CIRCOR Intl                                             13,723                672,290
Colfax                                                   5,700(b)             143,013
ESCO Technologies                                       15,900(b)             746,027
Gorman-Rupp                                              2,150                 85,656
Hurco Companies                                          2,379(b)              73,487
Kaydon                                                   7,309                375,756
Lindsay                                                  9,780                831,006
Lydall                                                  24,260(b)             304,463
Manitowoc                                                9,227                300,154
Middleby                                                12,000(b)             526,920
Nordson                                                  6,815                496,745
RBC Bearings                                             9,350(b)             311,542
Robbins & Myers                                         11,390                568,019
Sun Hydraulics                                          14,010                452,103
Valmont Inds                                             6,558                683,934
Wabtec                                                  11,108                540,071
                                                                      ---------------
Total                                                                       9,951,036
-------------------------------------------------------------------------------------


MARINE (0.3%)
Genco Shipping & Trading                                 8,100                528,120
-------------------------------------------------------------------------------------


MEDIA (0.6%)
AirMedia Group ADR                                      14,520(b,c)           209,669
Interactive Data                                        15,810                397,305
Knology                                                 35,137(b)             386,156
                                                                      ---------------
Total                                                                         993,130
-------------------------------------------------------------------------------------


METALS & MINING (2.0%)
Century Aluminum                                         6,010(b)             399,605
Compass Minerals Intl                                    9,925                799,558
Hecla Mining                                            23,340(b)             216,128
Kaiser Aluminum                                         11,230                601,142
Steel Dynamics                                          37,300              1,457,311
                                                                      ---------------
Total                                                                       3,473,744
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.3%)
Alpha Natural Resources                                  3,620(b)             377,530
Arena Resources                                         19,280(b)           1,018,370
Concho Resources                                        12,900(b)             481,170
EXCO Resources                                           7,760(b)             286,422
GMX Resources                                            8,182(b)             606,286
Penn Virginia                                            3,700                279,054
Petrohawk Energy                                        37,200(b)           1,722,731
Quicksilver Resources                                    5,200(b)             200,928
Rex Energy                                              22,800(b)             601,920
                                                                      ---------------
Total                                                                       5,574,411
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (1.2%)
Chattem                                                 17,204(b)           1,119,120
Inter Parfums                                           25,065                375,975
Nu Skin Enterprises Cl A                                31,193                465,400
                                                                      ---------------
Total                                                                       1,960,495
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.3%)
Auxilium Pharmaceuticals                                15,020(b)             504,972
Matrixx Initiatives                                      3,637(b)              60,592
Perrigo                                                 36,970              1,174,538
Sciele Pharma                                            9,246                178,910
XenoPort                                                 6,690(b)             261,111
                                                                      ---------------
Total                                                                       2,180,123
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
BioMed Realty Trust                                     12,500                306,625
Digital Realty Trust                                    12,550                513,421
Extra Space Storage                                     23,950                367,872
Ventas                                                  17,000                723,690
                                                                      ---------------
Total                                                                       1,911,608
-------------------------------------------------------------------------------------


ROAD & RAIL (0.8%)
Landstar System                                         23,310              1,287,178
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Actel                                                   18,608(b)             313,545
Advanced Analogic Technologies                          92,698(b)             382,843
Amtech Systems                                          26,088(b)             280,185
ANADIGICS                                               38,808(b)             382,259
Atheros Communications                                  13,670(b)             410,100
AXT                                                     69,259(b)             290,195
Cavium Networks                                         10,890(b)             228,690
Cirrus Logic                                            27,370(b)             152,177
Diodes                                                  18,000(b)             497,520
Eagle Test Systems                                         912(b)              10,214
EMCORE                                                  36,859(b,d)           230,737
Himax Technologies ADR                                  59,460(c)             304,435
Hittite Microwave                                       12,400(b)             441,688
LTX                                                     93,223(b)             205,091
Micrel                                                   7,955                 72,788
Microsemi                                               52,740(b)           1,327,993
Monolithic Power Systems                                16,750(b)             362,135
NetLogic Microsystems                                    2,943(b)              97,708
Novellus Systems                                        10,350(b)             219,317
NVE                                                      5,161(b)             163,397
PMC-Sierra                                             143,601(b)           1,098,548
Power Integrations                                      15,500(b)             489,955
Silicon Motion Technology ADR                            6,630(b,c)            95,804
Standard Microsystems                                    4,200(b)             114,030
Ultratech                                               18,354(b)             284,854
Veeco Instruments                                       17,831(b)             286,722
Verigy                                                   5,850(b,c)           132,854
Volterra Semiconductor                                  10,501(b)             181,247
                                                                      ---------------
Total                                                                       9,057,031
-------------------------------------------------------------------------------------


SOFTWARE (6.9%)
Advent Software                                          1,763(b)              63,609
ANSYS                                                   10,270(b)             483,922
ArcSight                                                28,700(b)             252,560
Blackboard                                              10,846(b)             414,643
Callidus Software                                       50,048(b)             250,240
Concur Technologies                                     22,630(b)             751,995
DemandTec                                               22,693(b)             170,424
EPIQ Systems                                            22,240(b)             315,808
FactSet Research Systems                                10,750                605,870
FalconStor Software                                     90,799(b)             642,857
Informatica                                             18,580(b)             279,443
Interactive Intelligence                                36,961(b)             430,226
Kenexa                                                  32,614(b)             614,448
Manhattan Associates                                    10,402(b)             246,839
MICROS Systems                                          27,597(b)             841,434
Net 1 UEPS Technologies                                  8,110(b,c)           197,073
Nuance Communications                                   52,900(b)             828,943
Progress Software                                       25,623(b)             655,180
Radiant Systems                                          4,843(b)              51,965
Shanda Interactive Entertainment ADR                    12,080(b,c)           327,972
Solera Holdings                                         26,343(b)             728,647
SPSS                                                    11,125(b)             404,616
Sybase                                                  11,470(b)             337,447
Taleo Cl A                                              15,849(b)             310,482
Ultimate Software Group                                 30,728(b)           1,094,840
Verint Systems                                          15,276(b)             355,320
Wind River Systems                                      17,523(b)             190,825
                                                                      ---------------
Total                                                                      11,847,628
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.2%)
Aeropostale                                             36,704(b)           1,149,936
Buckle                                                  20,075                918,030
Children's Place Retail Stores                          21,640(b)             781,204
Citi Trends                                             13,779(b)             312,232
Gymboree                                                38,160(b)           1,529,072
Pier 1 Imports                                          41,771(b)             143,692
Sally Beauty Holdings                                   29,735(b)             192,088
Wet Seal Cl A                                           82,585(b)             393,930
                                                                      ---------------
Total                                                                       5,420,184
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (3.5%)
Deckers Outdoor                                          9,393(b)           1,307,506
Fossil                                                  34,090(b)             990,996
Iconix Brand Group                                      16,992(b)             205,263


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
lululemon athletica                                      9,210(b,c)          $267,643
Maidenform Brands                                       18,151(b)             245,039
Phillips-Van Heusen                                     22,300                816,626
Skechers USA Cl A                                       25,891(b)             511,606
True Religion Apparel                                   28,475(b)             758,859
Warnaco Group                                            9,960(b)             438,937
Wolverine World Wide                                    14,754                393,489
                                                                      ---------------
Total                                                                       5,935,964
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Dime Community Bancshares                                9,480                156,515
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.4%)
Houston Wire & Cable                                    10,687                212,671
TAL Intl Group                                          20,182                458,939
                                                                      ---------------
Total                                                                         671,610
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
CAI Intl                                                 9,936(b)             172,886
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Cellcom Israel                                           8,070(c)             276,075
Centennial Communications                               51,046(b)             356,812
Syniverse Holdings                                      41,357(b)             669,983
                                                                      ---------------
Total                                                                       1,302,870
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $156,908,722)                                                     $166,558,855
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT
Lantronix
 Warrants                                                2,188(b,f)              $207
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                      $207
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.1%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              3,513,776(g)          $3,513,776
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,513,776)                                                         $3,513,776
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $160,422,498)(h)                                                  $170,072,838
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2008, the value of foreign securities represented 4.9% of net assets.

(d)  At June 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. The Fund's cash equivalent position is 1.3% of net assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at June 30, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES         COST
----------------------------------------------------------
Lantronix
  Warrants                             04-18-08        $--


(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(h) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $160,422,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $25,817,000
Unrealized depreciation                                                     (16,166,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                  $9,651,000
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
4 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                                                   FAIR VALUE AT JUNE 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $170,072,631          $207            $--        $170,072,838



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

                                AT JUNE 30, 2008



JUNE 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES


COMMON STOCKS (98.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
BE Aerospace                                             9,100(b)            $211,939
Cubic                                                   11,900                265,132
Ducommun                                                13,400(b)             307,664
Esterline Technologies                                  16,540(b)             814,760
Orbital Sciences                                        19,890(b)             468,608
Teledyne Technologies                                   20,410(b)             995,805
                                                                      ---------------
Total                                                                       3,063,908
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.6%)
Atlas Air Worldwide Holdings                             7,400(b)             366,004
Hub Group Cl A                                          19,380(b)             661,439
Pacer Intl                                              23,900                514,089
                                                                      ---------------
Total                                                                       1,541,532
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
Hawaiian Holdings                                       35,700(b)             248,115
Republic Airways Holdings                               21,000(b)             181,860
                                                                      ---------------
Total                                                                         429,975
-------------------------------------------------------------------------------------


AUTO COMPONENTS (2.7%)
Cooper Tire & Rubber                                    56,960                446,566
Dana Holding                                            45,100(b)             241,285
Exide Technologies                                      44,200(b)             740,792
Fuel Systems Solutions                                  26,300(b)           1,012,550
HAWK Cl A                                               15,400(b)             286,440
Lear                                                    57,300(b)             812,514
Sauer-Danfoss                                           14,100                439,215
Spartan Motors                                         110,700                826,929
Stoneridge                                              83,500(b)           1,424,510
TRW Automotive Holdings                                 50,700(b)             936,429
                                                                      ---------------
Total                                                                       7,167,230
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.8%)
Affymax                                                 21,100(b)             335,701
Alexion Pharmaceuticals                                  3,800(b)             275,500
Altus Pharmaceuticals                                  155,000(b)             689,750
Arena Pharmaceuticals                                  102,600(b)             532,494
BioCryst Pharmaceuticals                               137,568(b)             385,190
BioMarin Pharmaceutical                                 26,172(b)             758,464
Cell Genesys                                           149,491(b)             388,677
Cubist Pharmaceuticals                                  12,600(b)             225,036
Emergent BioSolutions                                   39,400(b)             391,242
Enzon Pharmaceuticals                                   75,790(b,d)           539,625
Lexicon Pharmaceuticals                                168,844(b)             270,150
Maxygen                                                 56,090(b)             190,145
Momenta Pharmaceuticals                                 19,300(b)             237,390
NPS Pharmaceuticals                                    120,600(b)             536,670
OSI Pharmaceuticals                                      8,300(b)             342,956
PDL BioPharma                                           52,300                555,426
Regeneron Pharmaceuticals                               52,024(b)             751,227
                                                                      ---------------
Total                                                                       7,405,643
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.8%)
Ameron Intl                                              4,700                563,906
Gibraltar Inds                                          54,740                874,198
NCI Building Systems                                    18,200(b)             668,486
                                                                      ---------------
Total                                                                       2,106,590
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.2%)
Calamos Asset Management Cl A                           18,940                322,548
Intl Assets Holding                                     11,300(b)             339,678
Investment Technology Group                             11,000(b)             368,060
Knight Capital Group Cl A                               15,300(b)             275,094
Waddell & Reed Financial Cl A                           27,670                968,727
Westwood Holdings Group                                 19,000                756,200
                                                                      ---------------
Total                                                                       3,030,307
-------------------------------------------------------------------------------------


CHEMICALS (2.2%)
LSB Inds                                                26,400(b)             522,720
Lubrizol                                                 4,100                189,953
NewMarket                                               23,792              1,575,744
Quaker Chemical                                         33,138                883,459
RPM Intl                                                26,837                552,842
Solutia                                                107,728(b)           1,381,073
WR Grace & Co                                           24,100(b)             566,109
                                                                      ---------------
Total                                                                       5,671,900
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (4.9%)
Arrow Financial                                         13,454                243,921
Cathay General Bancorp                                  28,720(d)             312,186
City Holding                                            19,970                814,177
First Financial Bancorp                                 58,200                535,440
First Merchants                                         15,600                283,140
FirstMerit                                              35,180                573,786
Intl Bancshares                                         17,260                368,846
Lakeland Bancorp                                        17,500                213,150
Lakeland Financial                                      19,300                368,244
NBT Bancorp                                             31,800                655,398
Oriental Financial Group                                19,300(c)             275,218
Pacific Capital Bancorp                                 14,526                200,168
Republic Bancorp Cl A                                   16,681                410,353
S&T Bancorp                                             21,410                622,175
Southside Bancshares                                    53,950                994,838
Southwest Bancorp                                       36,900                424,350
Sterling Bancorp                                        37,000                442,150
Suffolk Bancorp                                         31,200                916,656
SVB Financial Group                                     12,260(b)             589,829
Tompkins Financial                                      18,385                683,922
UMB Financial                                           28,700              1,471,448
Webster Financial                                       15,000                279,000
Westamerica Bancorporation                              20,200              1,062,318
                                                                      ---------------
Total                                                                      12,740,713
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.9%)
Administaff                                             12,700                354,203
Bowne & Co                                              22,500                286,875
CDI                                                     16,700                424,848
Comfort Systems USA                                     62,680                842,419
Exponent                                                51,009(b)           1,602,193
FTI Consulting                                          15,170(b)           1,038,538
Heidrick & Struggles Intl                               11,200                309,568
Herman Miller                                           18,000                448,020
IKON Office Solutions                                   62,500                705,000
Korn/Ferry Intl                                         17,900(b)             281,567
PRG-Schultz Intl                                        35,500(b)             334,055
Watson Wyatt Worldwide Cl A                             16,530                874,272
                                                                      ---------------
Total                                                                       7,501,558
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                                   279,020(b)             591,522
Airvana                                                125,000(b)             670,000
BigBand Networks                                        41,600(b)             196,768
Emulex                                                  24,300(b)             283,095
Network Equipment Technologies                         221,164(b)             785,132
SeaChange Intl                                          96,400(b)             690,224
Starent Networks                                        30,500(b)             383,690
Symmetricom                                            132,000(b)             506,880
Tellabs                                                 86,200(b)             400,830
UTStarcom                                              181,489(b)             992,745
                                                                      ---------------
Total                                                                       5,500,886
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMPUTERS & PERIPHERALS (2.1%)
Adaptec                                                114,700(b)            $367,040
Cray                                                    86,500(b)             401,360
Electronics for Imaging                                 79,251(b)           1,157,065
Hutchinson Technology                                   52,700(b)             708,288
Hypercom                                                82,500(b)             363,000
Lexmark Intl Cl A                                       46,200(b)           1,544,466
Quantum                                                196,900(b)             265,815
Rackable Systems                                        44,900(b)             601,660
                                                                      ---------------
Total                                                                       5,408,694
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.7%)
AECOM Technology                                        23,200(b)             754,696
Dycom Inds                                              27,000(b)             392,040
EMCOR Group                                             62,820(b)           1,792,254
Perini                                                  49,410(b)           1,633,001
                                                                      ---------------
Total                                                                       4,571,991
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
Advanta Cl B                                            73,380                461,560
Cash America Intl                                       18,691                579,421
World Acceptance                                        26,770(b)             901,346
                                                                      ---------------
Total                                                                       1,942,327
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.5%)
AptarGroup                                              30,240              1,268,568
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.8%)
Central European Distribution                           17,690(b)           1,311,714
LKQ                                                     47,330(b)             855,253
                                                                      ---------------
Total                                                                       2,166,967
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.1%)
Capella Education                                        6,900(b)             411,585
DeVry                                                   15,500                831,110
Matthews Intl Cl A                                       7,400                334,924
Strayer Education                                        4,250                888,548
thinkorswim Group                                       46,900(b)             330,645
                                                                      ---------------
Total                                                                       2,796,812
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.5%)
Interactive Brokers Group Cl A                          15,500(b)             498,015
iShares Russell 2000 Index Fund                         37,600              2,595,528
Liberty Media -- Capital Series A                       19,368(b,f)           278,899
PHH                                                     37,140(b)             570,099
                                                                      ---------------
Total                                                                       3,942,541
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Premiere Global Services                                72,500(b)           1,057,050
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.2%)
DPL                                                     33,401                881,118
El Paso Electric                                        31,580(b)             625,284
Hawaiian Electric Inds                                  22,700                561,371
ITC Holdings                                            15,780                806,516
Portland General Electric                               15,600                351,312
                                                                      ---------------
Total                                                                       3,225,601
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.2%)
Acuity Brands                                           41,490              1,994,839
AO Smith                                                34,000              1,116,220
Coleman Cable                                           24,674(b)             254,636
GrafTech Intl                                           21,500(b)             576,845
LaBarge                                                 22,700(b)             295,100
Regal-Beloit                                            23,000                971,750
Woodward Governor                                       12,064                430,202
                                                                      ---------------
Total                                                                       5,639,592
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
Benchmark Electronics                                   42,970(b)             702,130
Ingram Micro Cl A                                       62,000(b)           1,100,500
Mercury Computer Systems                                73,511(b)             553,538
Methode Electronics                                     60,700                634,315
OSI Systems                                             15,700(b)             336,294
Plexus                                                  13,923(b)             385,389
RadiSys                                                 53,200(b)             481,992
SMART Modular Technologies WWH                         109,800(b)             420,534
SYNNEX                                                  14,100(b)             353,769
Tech Data                                               43,610(b)           1,477,942
                                                                      ---------------
Total                                                                       6,446,403
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics                                         11,280(b)           1,402,555
Gulf Island Fabrication                                 11,100                543,123
IHS Cl A                                                 5,900(b)             410,640
ION Geophysical                                         17,200(b)             300,140
Mitcham Inds                                            10,965(b)             187,282
Natural Gas Services Group                               7,500(b)             228,600
Newpark Resources                                       36,600(b)             287,676
Oceaneering Intl                                        18,080(b)           1,393,064
Oil States Intl                                         25,800(b)           1,636,752
T-3 Energy Services                                      8,800(b)             699,336
                                                                      ---------------
Total                                                                       7,089,168
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.2%)
BJ's Wholesale Club                                      8,200(b)             317,340
Nash Finch                                               7,900                270,733
                                                                      ---------------
Total                                                                         588,073
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
Cal-Maine Foods                                         27,701(d)             913,856
Corn Products Intl                                      13,600                667,896
Darling Intl                                            64,200(b)           1,060,584
Diamond Foods                                           42,900                988,416
Ralcorp Holdings                                        12,100(b)             598,224
                                                                      ---------------
Total                                                                       4,228,976
-------------------------------------------------------------------------------------


GAS UTILITIES (2.0%)
Laclede Group                                           39,900              1,610,763
New Jersey Resources                                     8,420                274,913
Northwest Natural Gas                                   12,790                591,665
Piedmont Natural Gas                                    49,400(d)           1,292,304
South Jersey Inds                                       16,830                628,769
UGI                                                     32,700                938,817
                                                                      ---------------
Total                                                                       5,337,231
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
AngioDynamics                                           49,400(b)             672,828
Cutera                                                  43,100(b)             389,193
Exactech                                                18,400(b)             473,064
Invacare                                                30,900                631,596
Merit Medical Systems                                   12,300(b)             180,810
Palomar Medical Technologies                            29,300(b)             292,414
Vnus Medical Technologies                               30,010(b)             600,500
Wright Medical Group                                    10,300(b)             292,623
ZOLL Medical                                            11,400(b)             383,838
                                                                      ---------------
Total                                                                       3,916,866
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.1%)
American Dental Partners                                25,800(b,d)           306,246
AMERIGROUP                                              13,080(b)             272,064
Centene                                                 52,100(b)             874,759
CorVel                                                   8,640(b)             292,637
Five Star Quality Care                                 120,908(b)             571,817
Hanger Orthopedic Group                                 77,280(b)           1,274,347
Health Management Associates Cl A                      145,600(b)             947,856
HealthSouth                                             19,900(b,d)           330,937
HealthSpring                                            42,900(b)             724,152
Magellan Health Services                                15,170(b)             561,745
MedCath                                                 16,000(b)             287,680
Molina Healthcare                                       37,005(b,d)           900,702
Omnicare                                                 3,444                 90,302
Triple-S Management Cl B                                38,900(b,c)           636,015
                                                                      ---------------
Total                                                                       8,071,259
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Bally Technologies                                       9,580(b)             323,804
Denny's                                                 49,993(b)             141,980
DineEquity                                              11,500                429,640
Rick's Cabaret Intl                                     16,730(b,d)           281,064
                                                                      ---------------
Total                                                                       1,176,488
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.7%)
American Greetings Cl A                                 50,390                621,813
Blyth                                                   50,000                601,500
Furniture Brands Intl                                   28,200                376,752
Helen of Troy                                           50,009(b,c)           806,145
KB Home                                                 14,500                245,485
Lennar Cl A                                             40,300                497,302
MDC Holdings                                             6,800                265,608
NVR                                                        800(b)             400,064
Tupperware Brands                                       21,500                735,730
                                                                      ---------------
Total                                                                       4,550,399
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                            12,540                260,080
-------------------------------------------------------------------------------------


INSURANCE (3.8%)
Allied World Assurance Holdings                          8,900(c)             352,618
American Financial Group                                21,900                585,825
American Physicians Capital                             12,631                611,846
Amerisafe                                               62,640(b)             998,481
AmTrust Financial Services                              66,930                843,318
Aspen Insurance Holdings                                50,100(c)           1,185,866
CNA Surety                                              35,000(b)             442,400
Crawford & Co Cl B                                      23,800(b)             190,162
Darwin Professional Underwriters                        16,200(b)             498,960
First Mercury Financial                                 34,601(b)             610,362
Hallmark Financial Services                             47,100(b)             455,457
HCC Insurance Holdings                                  26,000                549,640
Max Capital Group                                       36,000(c)             767,880


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Navigators Group                                         7,410(b)            $400,511
Odyssey Re Holdings                                     14,320                508,360
Platinum Underwriters Holdings                          20,300(c)             661,983
SeaBright Insurance Holdings                            19,720(b)             285,546
                                                                      ---------------
Total                                                                       9,949,215
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.8%)
NetFlix                                                 13,600(b)             354,552
Overstock.com                                           44,984(b)           1,167,335
PC Mall                                                 48,000(b)             650,880
                                                                      ---------------
Total                                                                       2,172,767
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.5%)
EarthLink                                              146,600(b)           1,268,090
Equinix                                                  2,900(b)             258,738
RealNetworks                                            47,700(b)             314,820
S1                                                     103,390(b)             782,662
United Online                                           66,120                663,184
ValueClick                                              22,880(b)             346,632
Vignette                                                31,400(b)             376,800
                                                                      ---------------
Total                                                                       4,010,926
-------------------------------------------------------------------------------------


IT SERVICES (2.0%)
CSG Systems Intl                                        35,300(b)             389,006
Forrester Research                                      34,000(b)           1,049,920
Gartner                                                 18,700(b)             387,464
Global Cash Access Holdings                             77,000(b)             528,220
Global Payments                                         13,000                605,800
Hackett Group                                          105,800(b)             607,292
Integral Systems                                        16,800                650,160
Metavante Technologies                                  24,452(b)             553,104
SAIC                                                    25,299(b)             526,472
                                                                      ---------------
Total                                                                       5,297,438
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
JAKKS Pacific                                           44,190(b)             965,552
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (1.3%)
Affymetrix                                             204,200(b)           2,101,218
eResearchTechnology                                     42,800(b)             746,432
Nektar Therapeutics                                    173,600(b)             581,560
                                                                      ---------------
Total                                                                       3,429,210
-------------------------------------------------------------------------------------


MACHINERY (3.0%)
Actuant Cl A                                            10,430                326,981
Alamo Group                                             11,600                238,844
Axsys Technologies                                       6,800(b)             353,872
Badger Meter                                             9,500                480,035
EnPro Inds                                              31,140(b)           1,162,767
Gorman-Rupp                                             16,040                639,034
Graham                                                   7,960                589,916
Lindsay                                                  5,450                463,087
Lydall                                                  46,800(b)             587,340
Mueller Inds                                            16,510                531,622
NACCO Inds Cl A                                          4,500                334,575
Nordson                                                  8,300                604,987
Oshkosh                                                  3,411                 70,574
Sun Hydraulics                                           7,800                251,706
Tecumseh Products Cl A                                  26,900(b)             881,781
Xerium Technologies                                     60,817                240,835
                                                                      ---------------
Total                                                                       7,757,956
-------------------------------------------------------------------------------------


MARINE (1.3%)
Genco Shipping & Trading                                10,700                697,640
Kirby                                                   25,340(b)           1,216,320
TBS Intl Series A                                       23,300(b,c)           930,835
Ultrapetrol Bahamas                                     36,700(b,c)           462,787
                                                                      ---------------
Total                                                                       3,307,582
-------------------------------------------------------------------------------------


MEDIA (2.0%)
Global Sources                                          64,100(b,c)           973,038
Idearc                                                 192,057                451,334
Interactive Data                                        30,570                768,224
John Wiley & Sons Cl A                                  13,100                589,893
Scholastic                                              28,000(b)             802,480
Valassis Communications                                 69,020(b)             864,130
World Wrestling Entertainment Cl A                      47,300                731,731
                                                                      ---------------
Total                                                                       5,180,830
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
Compass Minerals Intl                                   19,400              1,562,864
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Retail Ventures                                         70,600(b)             324,760
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.3%)
Approach Resources                                      11,500(b)             308,085
Arena Resources                                         23,700(b)           1,251,834
Berry Petroleum Cl A                                    17,000              1,000,960
Bill Barrett                                             8,660(b)             514,491
Bois d'Arc Energy                                       31,400(b)             763,334
BPZ Resources                                           14,700(b)             432,180
Carrizo Oil & Gas                                        2,880(b)             196,099
Clayton Williams Energy                                  8,500(b)             934,575
Comstock Resources                                       9,800(b)             827,414
Concho Resources                                        48,600(b)           1,812,779
Contango Oil & Gas                                      17,320(b)           1,609,374
Encore Acquisition                                      13,000(b)             977,470
Foundation Coal Holdings                                 2,610                231,194
James River Coal                                         4,900(b)             287,581
Mariner Energy                                          17,471(b)             645,903
McMoRan Exploration                                     27,584(b)             759,112
PetroQuest Energy                                       27,200(b)             731,680
Stone Energy                                            26,230(b)           1,728,819
Swift Energy                                            14,260(b)             942,016
W&T Offshore                                            28,300              1,655,833
Whiting Petroleum                                       14,000(b)           1,485,120
                                                                      ---------------
Total                                                                      19,095,853
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                                    85,092(b)             719,878
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.6%)
Alberto-Culver                                          21,500                564,805
Herbalife                                                9,400(c)             364,250
Inter Parfums                                           49,750                746,250
                                                                      ---------------
Total                                                                       1,675,305
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.9%)
Adolor                                                 109,200(b)             598,416
Depomed                                                249,000(b)             799,290
Inspire Pharmaceuticals                                127,800(b)             546,984
King Pharmaceuticals                                    92,410(b)             967,533
Medicis Pharmaceutical Cl A                             57,200              1,188,616
Noven Pharmaceuticals                                   45,600(b)             487,464
Par Pharmaceutical Companies                           104,330(b)           1,693,275
Salix Pharmaceuticals                                   70,500(b,d)           495,615
Sciele Pharma                                           31,750                614,363
Valeant Pharmaceuticals Intl                            36,900(b)             631,359
ViroPharma                                             139,100(b)           1,538,446
Watson Pharmaceuticals                                  18,900(b)             513,513
                                                                      ---------------
Total                                                                      10,074,874
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.3%)
Acadia Realty Trust                                     21,000                486,150
Agree Realty                                             8,500                187,425
Alexandria Real Estate Equities                         10,010                974,373
Arbor Realty Trust                                      10,748(d)              96,410
Associated Estates Realty                               89,000                953,190
Brandywine Realty Trust                                 45,000                709,200
Corporate Office Properties Trust                        9,400                322,702
EastGroup Properties                                    21,340                915,486
Equity Lifestyle Properties                             12,630                555,720
Friedman, Billings, Ramsey Group Cl A                  189,500                284,250
Hospitality Properties Trust                             5,700                139,422
Inland Real Estate                                      44,000                634,480
LTC Properties                                          28,000                715,680
Nationwide Health Properties                            56,820              1,789,262
Omega Healthcare Investors                              62,400              1,038,960
Pennsylvania Real Estate Investment Trust               16,700                386,438
PS Business Parks                                       10,110                521,676
Realty Income                                           16,400                373,264
Strategic Hotels & Resorts                              49,290                461,847
Sunstone Hotel Investors                                91,090              1,512,094
Tanger Factory Outlet Centers                           24,450                878,489
                                                                      ---------------
Total                                                                      13,936,518
-------------------------------------------------------------------------------------


ROAD & RAIL (0.6%)
Arkansas Best                                            5,460                200,054
Celadon Group                                           12,800(b)             127,872
Knight Transportation                                   31,200                570,961
Landstar System                                          7,670                423,537
Werner Enterprises                                      14,600                271,268
                                                                      ---------------
Total                                                                       1,593,692
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Amkor Technology                                        97,500(b)           1,014,975
Cymer                                                   19,900(b)             534,912
DSP Group                                               86,200(b)             603,400
Integrated Silicon Solution                            105,300(b)             585,468
Kulicke & Soffa Inds                                    83,100(b)             605,799
Mattson Technology                                      99,000(b)             471,240
OmniVision Technologies                                 56,000(b)             677,040
RF Micro Devices                                       179,660(b)             521,014
Sigma Designs                                           21,098(b)             293,051
Silicon Image                                           65,100(b)             471,975
Silicon Storage Technology                             124,700(b)             345,419
Spansion Cl A                                          167,800(b)             377,550
Trident Microsystems                                   166,500(b)             607,725


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Zoran                                                   72,290(b)            $845,793
                                                                      ---------------
Total                                                                       7,955,361
-------------------------------------------------------------------------------------


SOFTWARE (3.6%)
Cadence Design Systems                                  59,300(b)             598,930
Compuware                                               71,900(b)             685,926
Ebix                                                     3,100(b)             240,932
i2 Technologies                                         34,300(b)             426,349
Informatica                                             28,130(b)             423,075
JDA Software Group                                      14,700(b)             266,070
Mentor Graphics                                         12,200(b)             192,760
MICROS Systems                                          33,730(b)           1,028,428
Parametric Technology                                   16,200(b)             270,054
Progress Software                                       20,400(b)             521,628
Solera Holdings                                         59,376(b)           1,642,340
SPSS                                                    20,700(b)             752,859
Sybase                                                  55,100(b)           1,621,042
Synopsys                                                20,400(b)             487,764
Tyler Technologies                                      15,820(b)             214,677
                                                                      ---------------
Total                                                                       9,372,834
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.0%)
Aeropostale                                             30,510(b)             955,878
Buckle                                                  38,300              1,751,459
Cato Cl A                                               21,000                299,040
Charlotte Russe Holding                                 21,400(b)             380,064
Collective Brands                                       10,124(b)             117,742
Dress Barn                                              37,310(b)             499,208
Genesco                                                 37,400(b)           1,154,538
Jo-Ann Stores                                           15,800(b)             363,874
Lumber Liquidators                                      44,900(b)             583,700
RadioShack                                              42,000                515,340
Rex Stores                                              41,692(b)             481,543
Systemax                                                13,800                243,570
Wet Seal Cl A                                           88,500(b)             422,145
                                                                      ---------------
Total                                                                       7,768,101
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Deckers Outdoor                                          2,750(b)             382,800
Fossil                                                  25,920(b)             753,494
Hanesbrands                                             24,810(b)             673,343
Movado Group                                            29,600                586,080
Skechers USA Cl A                                       31,200(b)             616,512
Warnaco Group                                           20,696(b)             912,074
                                                                      ---------------
Total                                                                       3,924,303
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.0%)
Capitol Federal Financial                                6,400                240,704
Dime Community Bancshares                               17,100                282,321
Flushing Financial                                      59,586              1,129,155
OceanFirst Financial                                    35,000                631,750
United Financial Bancorp                                23,700                264,729
                                                                      ---------------
Total                                                                       2,548,659
-------------------------------------------------------------------------------------


TOBACCO (0.6%)
Alliance One Intl                                      295,588(b)           1,510,455
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.7%)
Rush Enterprises Cl A                                   18,190(b)             218,462
Textainer Group Holdings                                41,643(c)             813,288
United Rentals                                          39,500(b)             774,595
                                                                      ---------------
Total                                                                       1,806,345
-------------------------------------------------------------------------------------


TRANSPORTATION INFRASTRUCTURE (0.1%)
CAI Intl                                                16,600(b)             288,840



WIRELESS TELECOMMUNICATION SERVICES (0.4%)
iPCS                                                     9,100(b)             269,633
Syniverse Holdings                                      46,700(b)             756,540
                                                                      ---------------
Total                                                                       1,026,173
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $266,330,700)                                                     $257,101,619
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.8%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              7,326,220(g)          $7,326,220
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $7,326,220)                                                         $7,326,220
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $273,656,920)(h)                                                  $264,427,839
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2008, the value of foreign securities represented 3.1% of net assets.

(d)  At June 30, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.0% of net assets. The Fund's cash equivalent position is 0.8% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2008.

(h) At June 30, 2008, the cost of securities for federal income tax purposes was approximately $273,657,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $16,292,000
Unrealized depreciation                                                     (25,521,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(9,229,000)
---------------------------------------------------------------------------------------


The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

                                                                   FAIR VALUE AT JUNE 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $264,427,839          $--             $--        $264,427,839

----------------------------------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS AT JUNE 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Strategy Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 28, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 28, 2008